Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	1.28%	2.67%
C000220898
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%	2.73%
Without Sales Load [Member] | C000220895
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	4.19%
Without Sales Load [Member] | C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	3.92%
Without Sales Load [Member] | C000220897
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	4.25%
Without Sales Load [Member] | C000220898
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	3.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(2.03%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(2.03%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(2.03%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(2.03%)
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	13.06%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.70%	5.47%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	13.06%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.70%	5.47%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	13.06%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.70%	5.47%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	13.06%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.70%	5.47%